PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.9%
Asset-Backed Securities 3.0%
Collateralized Loan Obligations
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.406%(c)	07/15/30	16,099	$16,143,503
Battalion CLO Ltd. (Cayman Islands), Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.018(c)	07/15/31	19,814	19,826,920
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.903(c)	08/20/32	20,000	20,018,790
BlueMountain Fuji US CLO Ltd. (Cayman Islands), Series 2017-02A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	5.879(c)	10/20/30	2,481	2,487,688
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)	5.929(c)	07/27/31	2,225	2,228,561
Madison Park Funding Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.946(c)	10/15/32	7,500	7,505,199
OFSI BSL Ltd. (Cayman Islands), Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.846(c)	07/15/31	16,808	16,845,857
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.917(c)	10/26/31	12,704	12,709,633
Trinitas CLO Ltd. (Bermuda), Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	6.307(c)	01/20/35	30,000	30,129,648
Voya CLO Ltd. (Cayman Islands), Series 2015-03A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.782(c)	10/20/31	22,249	22,280,176

Total Asset-Backed Securities (cost $149,284,379)				150,175,975

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 78.3%
Advertising 0.4%
Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.125%	08/15/27	11,940	$11,680,442
Sr. Sec’d. Notes, 144A	9.000	09/15/28	6,500	6,893,770
				18,574,212
Aerospace & Defense 1.4%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	26,567	26,535,385
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	7,464	7,529,310
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	2,995	3,122,288
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	6,989	6,997,736
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	568	539,033
Gtd. Notes	5.500	11/15/27	15,458	15,325,085
Sr. Sec’d. Notes, 144A	6.375	03/01/29	8,910	9,048,690
				69,097,527
Airlines 1.1%
American Airlines, Inc., Sr. Sec’d. Notes, 144A(a)	7.250	02/15/28	2,925	2,995,588
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	20,035	20,019,675
Sr. Sec’d. Notes, 144A	5.750	04/20/29	800	795,000
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	6,737	6,641,382
Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,400	9,036,669
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	10,573	10,387,972
Sr. Unsec’d. Notes, 144A(a)	9.500	06/01/28	6,297	6,275,275
				56,151,561
Apparel 0.2%
Hanesbrands, Inc., Gtd. Notes, 144A	4.875	05/15/26	1,475	1,457,034

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel (cont’d.)
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125%	11/15/29	7,000	$6,486,343
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	1,043	1,046,939
				8,990,316
Auto Manufacturers 0.2%
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	10,375	10,366,563
Auto Parts & Equipment 1.6%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	4,470	4,402,950
Sr. Sec’d. Notes, 144A	7.000	04/15/28	2,820	2,883,901
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	351	348,548
Gtd. Notes	6.500	04/01/27	5,040	5,043,376

Clarios Global LP/Clarios US Finance Co., Gtd. Notes, 144A	8.500	05/15/27	14,125	14,195,625
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	4,737	4,719,236
Dana, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/27	2,400	2,387,359
Sr. Unsec’d. Notes(a)	5.625	06/15/28	7,375	7,324,018

Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	4,450	4,572,658
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	32,372	30,731,028
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	2,300	2,258,953
				78,867,652
Banks 1.1%
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	14,850	14,826,209
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	21,823	21,975,344
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	2,950	3,206,061

Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	13,700	14,162,512
				54,170,126

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials 1.5%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000%	03/01/30	1,490	$1,439,334
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	10,640	10,782,126
Griffon Corp., Gtd. Notes	5.750	03/01/28	6,375	6,295,895
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	11,045	10,610,686
Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	4,600	4,570,889
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	5,600	5,434,380
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	36,688	36,068,020
				75,201,330
Chemicals 1.3%
Celanese US Holdings LLC, Gtd. Notes	6.600	11/15/28	5,450	5,644,531
Cornerstone Chemical Co. LLC, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%	15.000	12/06/28	2,688	2,553,193
Methanex US Operations, Inc., Gtd. Notes, 144A	6.250	03/15/32	1,780	1,776,623
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	7,476	7,023,004
Sr. Sec’d. Notes, 144A	7.125	10/01/27	6,214	6,304,451
Sr. Sec’d. Notes, 144A	9.750	11/15/28	12,500	13,300,887

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	363	359,065
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	18,392	17,380,440
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27	4,595	4,636,349
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	4.875	06/15/27	4,115	4,047,383
				63,025,926

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Coal 0.3%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125%	05/01/28	6,248	$6,341,720
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	6,300	6,465,375
				12,807,095
Commercial Services 2.9%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	3,503	3,447,436
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	9.750	07/15/27	10,774	10,811,130
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	10,366	9,769,955
Sr. Sec’d. Notes, 144A	4.625	06/01/28	3,625	3,407,500

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	6,060	5,748,269
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	3,220	2,917,616
Gtd. Notes, 144A	4.625	10/01/27	28,075	26,838,100
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	1,020	966,045
Gtd. Notes, 144A	5.750	07/15/27	6,575	6,502,362
Gtd. Notes, 144A	5.750	07/15/27	13,920	13,747,169

Belron UK Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.750	10/15/29	2,165	2,167,706
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27	1,086	1,057,228
Gtd. Notes, 144A	6.500	06/15/29	1,100	1,122,667

Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29	5,325	4,907,384
Dcli Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	4,175	4,323,955
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	14,941	14,855,294
Gtd. Notes, 144A	6.625	06/15/29	3,505	3,591,491

Hertz Corp. (The), Gtd. Notes, 144A	4.625	12/01/26	3,625	3,104,699
Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	8,193	7,913,021

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500%	04/15/29	8,450	$8,033,064
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28	1,275	1,255,604
Sec’d. Notes	3.875	11/15/27	1,858	1,793,626

VT Topco, Inc., Sr. Sec’d. Notes, 144A	8.500	08/15/30	2,175	2,303,239
Williams Scotsman, Inc., Sr. Sec’d. Notes, 144A	6.625	06/15/29	2,120	2,157,987
				142,742,547
Computers 0.5%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	2,100	2,050,125
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	4,940	5,122,177
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	18,655	18,043,359
Gtd. Notes, 144A	5.125	04/15/29	1,577	1,514,879
				26,730,540
Distribution/Wholesale 0.5%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	26,049	24,159,191
Ritchie Bros Holdings, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	03/15/28	975	1,000,594
Velocity Vehicle Group LLC, Sr. Unsec’d. Notes, 144A	8.000	06/01/29	1,615	1,684,642
				26,844,427
Diversified Financial Services 5.2%
Azorra Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	7.750	04/15/30	4,640	4,661,767
Bread Financial Holdings, Inc., Gtd. Notes, 144A	9.750	03/15/29	9,060	9,723,392
Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A	9.250	02/01/29	9,035	9,366,515
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	6.875	04/15/29	3,185	3,252,681
Gtd. Notes, 144A	8.000	02/15/27	9,075	9,369,938

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
GGAM Finance Ltd. (Ireland), (cont’d.)
Sr. Unsec’d. Notes, 144A	5.875%	03/15/30	620	$614,769
Sr. Unsec’d. Notes, 144A	7.750	05/15/26	5,075	5,157,469
Sr. Unsec’d. Notes, 144A(a)	8.000	06/15/28	9,175	9,656,688
goeasy Ltd. (Canada),
Gtd. Notes, 144A	6.875	05/15/30	2,040	2,076,720
Gtd. Notes, 144A	9.250	12/01/28	432	462,391
Sr. Unsec’d. Notes, 144A	7.625	07/01/29	1,640	1,702,140

Intercontinental Exchange, Inc., Sr. Unsec’d. Notes	3.625	09/01/28	10,253	9,921,097
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Sec’d. Notes, 144A	6.625	10/15/31	4,200	4,228,318
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	2,950	2,565,865
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A	6.400	03/26/29	15,900	16,467,657
Sr. Unsec’d. Notes, 144A	8.375	05/01/28	1,175	1,234,224
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	2,500	2,376,611
Gtd. Notes, 144A	5.500	08/15/28	20,195	19,837,927
Gtd. Notes, 144A	6.000	01/15/27	13,500	13,496,711
Gtd. Notes, 144A	6.500	08/01/29	4,145	4,187,655
Navient Corp.,
Sr. Unsec’d. Notes	4.875	03/15/28	10,240	9,845,520
Sr. Unsec’d. Notes(a)	5.000	03/15/27	4,448	4,389,458
Sr. Unsec’d. Notes(a)	5.500	03/15/29	600	574,723
Sr. Unsec’d. Notes	6.750	06/25/25	5,150	5,176,662
Sr. Unsec’d. Notes	6.750	06/15/26	2,400	2,439,885
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	8,008	7,488,926
Gtd. Notes(a)	4.000	09/15/30	7,050	6,337,108
Gtd. Notes	6.625	01/15/28	4,475	4,568,721
Gtd. Notes	6.625	05/15/29	1,375	1,402,836
Gtd. Notes	7.125	03/15/26	17,838	18,234,636
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	6,400	6,017,663
Gtd. Notes, 144A	5.375	10/15/25	19,041	18,995,366
Gtd. Notes, 144A	7.875	12/15/29	1,757	1,856,048

PHH Escrow Issuer LLC, Sr. Unsec’d. Notes, 144A	9.875	11/01/29	5,590	5,412,865
PRA Group, Inc.,
Gtd. Notes, 144A	8.375	02/01/28	5,950	6,135,125

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
PRA Group, Inc., (cont’d.)
Gtd. Notes, 144A(a)	8.875%	01/31/30	4,568	$4,797,055
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A(a)	2.875	10/15/26	19,969	19,053,164
Gtd. Notes, 144A	3.625	03/01/29	4,550	4,198,937
				257,285,233
Electric 2.9%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	4.500	02/15/28	15,660	15,151,830
Sr. Sec’d. Notes, 144A	5.250	06/01/26	155	154,067
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	15,222	14,878,372
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	13,524	13,530,340
Gtd. Notes, 144A	5.250	06/15/29	24,775	24,325,313
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	21,640	20,662,358
Gtd. Notes, 144A	5.000	07/31/27	39,591	39,224,738
Gtd. Notes, 144A	5.500	09/01/26	7,892	7,884,343
Gtd. Notes, 144A	5.625	02/15/27	9,800	9,795,497
				145,606,858
Electrical Components & Equipment 0.7%
Energizer Holdings, Inc.,
Gtd. Notes, 144A	4.375	03/31/29	688	646,128
Gtd. Notes, 144A	4.750	06/15/28	6,623	6,419,048
Gtd. Notes, 144A	6.500	12/31/27	16,843	17,031,068
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	3,450	3,536,761
Gtd. Notes, 144A	7.250	06/15/28	4,602	4,712,232
				32,345,237
Electronics 0.1%
Sensata Technologies BV, Gtd. Notes, 144A	4.000	04/15/29	4,200	3,916,500
Engineering & Construction 0.0%
Brand Industrial Services, Inc., Sr. Sec’d. Notes, 144A	10.375	08/01/30	700	742,056

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment 2.7%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625%	10/15/29	28,490	$26,914,285
Sr. Sec’d. Notes, 144A	7.000	02/15/30	13,950	14,395,364

CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	23,044	23,030,872
Cinemark USA, Inc., Gtd. Notes, 144A	7.000	08/01/32	2,290	2,368,726
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26	2,946	2,887,846
Sr. Sec’d. Notes, 144A	5.250	01/15/29	860	842,800
Sr. Sec’d. Notes, 144A	6.250	01/15/27	8,500	8,542,500
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	10,875	10,638,156
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	6,575	6,416,914

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	9,503	9,021,735
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	1,050	954,692
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	24,783	24,497,526

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes, 144A	5.125	10/01/29	4,575	4,457,170
				134,968,586
Environmental Control 0.2%
GFL Environmental, Inc.,
Gtd. Notes, 144A	4.000	08/01/28	2,300	2,185,000
Gtd. Notes, 144A	4.375	08/15/29	8,641	8,187,347
				10,372,347
Foods 1.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	4.625	01/15/27	13,125	12,862,974
Gtd. Notes, 144A	5.875	02/15/28	5,200	5,169,801
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	20,976	20,034,630
Sr. Sec’d. Notes, 144A	8.000	09/15/28	2,980	3,065,408

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A (original cost $8,677,423; purchased 05/02/24)(f)	8.125%	05/14/30	GBP	6,950	$8,582,909
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.125	01/31/30		5,750	5,345,000
Post Holdings, Inc., Gtd. Notes, 144A	5.500	12/15/29		12,685	12,404,682
US Foods, Inc., Gtd. Notes, 144A	4.750	02/15/29		13,000	12,556,026
					80,021,430
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		2,304	2,296,837
Sr. Unsec’d. Notes	5.750	05/20/27		4,429	4,264,500
Sr. Unsec’d. Notes	5.875	08/20/26		6,604	6,491,782
					13,053,119
Healthcare-Products 1.1%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		59,730	56,015,548
Healthcare-Services 2.1%
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		29,890	28,003,942
HCA, Inc., Gtd. Notes	7.050	12/01/27		15,705	16,554,577
LifePoint Health, Inc., Sr. Sec’d. Notes, 144A	4.375	02/15/27		24,405	23,646,286
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $6,061,094; purchased 08/17/21 - 11/04/22)(f)	5.500	09/01/28		6,250	4,337,085
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29		1,920	1,951,229
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29		10,700	10,107,573
Sr. Sec’d. Notes	4.375	01/15/30		19,050	17,855,933
					102,456,625

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 4.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625%	08/01/29	16,544	$15,469,230
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	400	370,923
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	3,260	3,279,488
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	16,812	16,694,724
Gtd. Notes	7.250	10/15/29	6,417	6,549,393

Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	6.250	09/15/27	31,689	31,531,823
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29	7,870	8,381,550
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	24,210	23,720,690
Gtd. Notes, 144A	5.000	03/01/28	7,275	7,040,629

KB Home, Gtd. Notes	4.800	11/15/29	735	710,635
Landsea Homes Corp., Gtd. Notes, 144A	8.875	04/01/29	11,965	12,256,697
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	8,649	8,493,246
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	33,644	33,139,340
New Home Co., Inc. (The), Sr. Unsec’d. Notes, 144A	9.250	10/01/29	3,975	4,175,917
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes	4.750	02/15/28	8,075	7,842,974
Sr. Unsec’d. Notes	4.750	04/01/29	4,100	3,927,984

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	7,611	8,091,930
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	8,769	8,822,134
Gtd. Notes, 144A	5.875	06/15/27	6,681	6,754,392
Gtd. Notes, 144A	6.625	07/15/27	1,450	1,440,999
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	21,693	21,488,835
Gtd. Notes	5.700	06/15/28	2,143	2,150,036
				232,333,569

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Household Products/Wares 0.2%
ACCO Brands Corp., Gtd. Notes, 144A	4.250%	03/15/29	11,123	$10,326,846
Housewares 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	6.375	05/15/30	3,340	3,397,092
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32	2,400	2,146,022
				5,543,114
Insurance 0.6%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A	7.500	11/06/30	5,710	5,831,227
Sr. Unsec’d. Notes, 144A	8.250	02/01/29	9,286	9,547,304
Sr. Unsec’d. Notes, 144A	8.500	06/15/29	3,220	3,351,786
AmWINS Group, Inc.,
Sr. Sec’d. Notes, 144A	6.375	02/15/29	3,000	3,029,902
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	4,150	3,950,608

AssuredPartners, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/29	1,900	1,803,458
				27,514,285
Internet 1.5%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	13,680	12,859,446
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	200	185,870

Cogent Communications Group LLC, Sr. Sec’d. Notes, 144A	3.500	05/01/26	1,150	1,115,601
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	47,505	47,397,443
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	5.250	12/01/27	15,010	14,859,093
				76,417,453
Iron/Steel 0.7%
ATI, Inc., Sr. Unsec’d. Notes	7.250	08/15/30	1,761	1,842,054
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	11,361	11,448,819

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	6.750%	04/15/30	6,525	$6,562,159
Gtd. Notes, 144A	6.875	11/01/29	4,985	5,020,577
Gtd. Notes, 144A(a)	7.000	03/15/32	1,495	1,504,743

Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	8,838	9,236,417
				35,614,769
Leisure Time 5.5%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	35,725	35,680,344
Gtd. Notes, 144A	6.000	05/01/29	180	180,072
Sr. Sec’d. Notes, 144A	4.000	08/01/28	20,998	20,053,090

Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28	3,787	4,052,090
Life Time, Inc., Sr. Sec’d. Notes, 144A	6.000	11/15/31	4,215	4,216,582
Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	6,475	6,822,013
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	6.750	02/15/27	20,525	20,583,247
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	41,207	41,085,851
Sr. Sec’d. Notes, 144A	5.875	02/15/27	8,816	8,793,960
Sr. Sec’d. Notes, 144A	8.125	01/15/29	9,925	10,532,906
Sr. Sec’d. Notes, 144A	8.375	02/01/28	3,250	3,384,063
Sr. Unsec’d. Notes, 144A(a)	3.625	12/15/24	4,931	4,906,345
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	6,215	6,171,869
Sr. Unsec’d. Notes, 144A(a)	7.750	02/15/29	5,425	5,757,281
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	11,894	11,834,530
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	27,510	27,501,747
Sr. Unsec’d. Notes, 144A	5.625	09/30/31	3,665	3,660,130
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	21,860	21,641,400
Gtd. Notes, 144A	6.250	05/15/25	3,000	2,996,250
Gtd. Notes, 144A	9.125	07/15/31	4,800	5,182,368
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	14,625	14,734,688

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)

Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625%	02/15/29	1,500	$1,475,625
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	11,350	11,009,500
				272,255,951
Lodging 2.5%
Boyd Gaming Corp.,
Gtd. Notes	4.750	12/01/27	1,725	1,687,332
Gtd. Notes, 144A	4.750	06/15/31	2,375	2,219,798

Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.875	04/01/29	4,320	4,360,468
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	13,602	13,515,917
Gtd. Notes(a)	4.750	10/15/28	13,589	13,219,123
Gtd. Notes	5.500	04/15/27	24,750	24,745,232
Gtd. Notes(a)	6.125	09/15/29	4,000	4,043,500

Station Casinos LLC, Gtd. Notes, 144A	4.500	02/15/28	6,325	6,043,569
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	24,058	24,027,861
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250	05/15/27	10,800	10,739,752
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A(a)	5.500	10/01/27	17,000	16,479,375
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	4,962	4,748,014
				125,829,941
Machinery-Construction & Mining 0.0%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	2,000	1,927,103
Machinery-Diversified 0.7%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	9,365	10,057,294
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	26,957	26,485,253
				36,542,547

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125%	05/01/27	35,979	$35,530,055
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	17,254	17,245,380
CSC Holdings LLC,
Gtd. Notes, 144A (original cost $121,500; purchased 06/07/24)(f)	3.375	02/15/31	200	145,141
Gtd. Notes, 144A (original cost $127,500; purchased 06/07/24)(f)	4.125	12/01/30	200	150,549
Gtd. Notes, 144A (original cost $4,388,000; purchased 02/04/22 - 03/22/23)(f)	5.375	02/01/28	4,950	4,288,902
Gtd. Notes, 144A (original cost $4,901,270; purchased 02/17/22 - 10/04/22)(f)	5.500	04/15/27	5,071	4,580,338
Sr. Unsec’d. Notes, 144A (original cost $87,000; purchased 06/04/24)(f)	4.625	12/01/30	200	113,184
Sr. Unsec’d. Notes, 144A (original cost $1,232,846; purchased 06/14/21 - 02/17/22)(f)	7.500	04/01/28	1,238	898,755
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $74,250; purchased 01/31/24)(f)	6.625	08/15/27(d)	1,100	6,310
Sec’d. Notes, 144A (original cost $15,609,994; purchased 07/18/19 - 07/05/22)(f)	5.375	08/15/26(d)	18,919	112,471
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	950	628,321
Gtd. Notes	7.375	07/01/28	725	547,555
Gtd. Notes	7.750	07/01/26	33,600	28,779,632

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	10,500	11,138,165
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A (original cost $24,783,158; purchased 09/11/20 - 02/11/22)(f)	4.500	09/15/26	24,349	21,005,409
Sr. Unsec’d. Notes, 144A (original cost $825,000; purchased 05/02/24)(f)	6.500	09/15/28	2,000	1,335,621

Sinclair Television Group, Inc., Gtd. Notes, 144A (original cost $8,004,966; purchased 05/02/22 - 05/25/23)(f)	5.125	02/15/27	9,731	8,634,841
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	6.625	06/01/27	12,490	12,444,241
Sr. Sec’d. Notes, 144A	8.000	08/15/28	16,915	17,275,292

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	5.500%	05/15/29	14,425	$13,631,625
				178,491,787
Mining 1.9%
Arsenal AIC Parent LLC, Sr. Sec’d. Notes, 144A	8.000	10/01/30	1,750	1,843,301
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	1,550	1,527,386
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27	8,600	8,560,784
Sec’d. Notes, 144A	9.375	03/01/29	3,215	3,431,048

Hecla Mining Co., Gtd. Notes	7.250	02/15/28	4,975	5,044,833
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26	21,760	21,406,400
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	11,898	12,002,108
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26	25,674	24,730,265
Gtd. Notes, 144A	4.750	01/30/30	12,710	11,971,373

Taseko Mines Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.250	05/01/30	1,545	1,597,545
				92,115,043
Miscellaneous Manufacturing 0.4%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625	07/01/27	10,291	10,227,892
Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	6,635	6,920,071
				17,147,963
Oil & Gas 4.2%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	7.500	10/01/29	3,580	3,719,671
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	10,985	1,098

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000%	11/01/27		8,789	$10,566,218
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		19,888	20,366,229
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26		10,350	10,394,961
Sr. Sec’d. Notes, 144A	7.000	06/15/25		9,285	9,297,247
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28		8,750	9,131,262
Gtd. Notes, 144A	8.625	11/01/30		3,850	4,090,175

Comstock Resources, Inc., Gtd. Notes, 144A(a)	5.875	01/15/30		4,400	4,162,181
Crescent Energy Finance LLC, Gtd. Notes, 144A	9.250	02/15/28		8,485	8,927,039
Diamond Foreign Asset Co./Diamond Finance LLC, Sec’d. Notes, 144A	8.500	10/01/30		1,275	1,331,368
Expand Energy Corp.,
Gtd. Notes	5.375	03/15/30		4,030	4,002,751
Gtd. Notes	8.375	09/15/28		12,534	12,883,949
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		7,650	7,429,765
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		2,750	2,653,953
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		3,808	3,779,410

Kraken Oil & Gas Partners LLC, Sr. Unsec’d. Notes, 144A	7.625	08/15/29		1,120	1,111,018
Nabors Industries, Inc., Gtd. Notes, 144A	7.375	05/15/27		15,906	15,936,852
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	10.309	09/30/29		1,459	1,437,567
Noble Finance II LLC, Gtd. Notes, 144A	8.000	04/15/30		5,115	5,236,910
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29		6,550	6,140,625
Gtd. Notes, 144A	5.875	07/15/27		12,790	12,758,025

Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		5,480	5,644,794
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26		2,862	2,859,138
Preem Holdings AB (Sweden), Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	9,360	10,422,831

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

SM Energy Co., Sr. Unsec’d. Notes, 144A	6.750%	08/01/29		2,980	$3,000,661
Sunoco LP, Gtd. Notes, 144A	7.000	05/01/29		3,410	3,530,783
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	5.875	03/15/28		1,490	1,490,724
Gtd. Notes	6.000	04/15/27		6,575	6,592,691
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29		13,905	14,012,486
Gtd. Notes, 144A	8.500	05/15/31		615	621,055
Sr. Sec’d. Notes, 144A	8.750	02/15/30		514	536,106

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30		2,200	2,240,722
Vital Energy, Inc., Gtd. Notes	9.750	10/15/30		650	697,415
					207,007,680
Packaging & Containers 1.9%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27		3,200	700,800
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes	2.125	08/15/26	EUR	4,350	4,025,932
Sr. Sec’d. Notes, 144A	4.125	08/15/26		6,853	5,907,286

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		4,520	4,460,201
Graphic Packaging International LLC, Gtd. Notes, 144A(a)	3.500	03/15/28		3,550	3,335,524
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28		21,582	21,285,248
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28		10,900	9,762,076
Sr. Sec’d. Notes, 144A	8.625	10/01/31		2,645	2,492,638
Sr. Sec’d. Notes, 144A	9.500	11/01/28		2,075	2,096,486
Sr. Unsec’d. Notes, 144A	10.500	07/15/27		12,185	12,006,239

Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27		6,600	6,760,642

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375%	10/15/28	3,780	$3,578,658
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A(a)	4.000	10/15/27	1,050	1,005,309
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	1,275	1,287,153
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	13,345	14,798,867
				93,503,059
Pharmaceuticals 2.0%
AdaptHealth LLC,
Gtd. Notes, 144A(a)	4.625	08/01/29	2,525	2,305,269
Gtd. Notes, 144A	6.125	08/01/28	29,216	28,753,116
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	2,150	1,440,500
Gtd. Notes, 144A	5.000	02/15/29	630	374,850
Gtd. Notes, 144A	5.250	01/30/30	660	376,200
Gtd. Notes, 144A	5.250	02/15/31	630	343,350
Gtd. Notes, 144A	6.250	02/15/29	590	377,600
Gtd. Notes, 144A	7.000	01/15/28	3,468	2,427,600
Gtd. Notes, 144A	9.000	12/15/25	100	98,000
Sr. Sec’d. Notes, 144A	4.875	06/01/28	6,734	5,572,385
Sr. Sec’d. Notes, 144A	5.750	08/15/27	1,625	1,444,219
Sr. Sec’d. Notes, 144A	11.000	09/30/28	22,958	22,556,235

Jazz Securities DAC, Sr. Sec’d. Notes, 144A	4.375	01/15/29	3,400	3,230,000
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	17,703	16,818,527
Sr. Unsec’d. Notes, 144A	5.125	04/30/31	3,275	2,993,507

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	9,849	10,166,379
				99,277,737
Pipelines 2.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	3,230	3,228,224

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Antero Midstream Partners LP/Antero Midstream Finance Corp., (cont’d.)
Gtd. Notes, 144A	5.750%	01/15/28	3,624	$3,613,041

Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsec’d. Notes, 144A	7.000	07/15/29	2,990	3,076,553
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.125	12/01/26	4,129	4,129,000
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	920	922,667
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	6,100	6,252,291
Sr. Unsec’d. Notes, 144A	7.500	06/01/27	11,784	12,107,059

Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	6,397	6,443,212
Howard Midstream Energy Partners LLC, Sr. Unsec’d. Notes, 144A	8.875	07/15/28	1,950	2,069,923
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	8,549	8,457,431
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	5,020	4,717,913
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	3,765	3,666,466
Gtd. Notes, 144A	6.000	03/01/27	9,092	9,085,620
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	2,670	2,723,719
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	12,900	13,376,373
Sr. Sec’d. Notes, 144A	7.000	01/15/30	4,870	4,983,721
Sr. Sec’d. Notes, 144A	9.500	02/01/29	23,631	26,401,483
Sr. Sec’d. Notes, 144A	9.875	02/01/32	8,650	9,614,425
				124,869,121
Real Estate 1.2%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(c)(cc)	01/15/28	16,173	16,516,830
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	7.750	09/01/30	550	581,745
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	3,624	3,393,723
Gtd. Notes, 144A	5.375	08/01/28	38,463	37,782,887

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,775	1,683,296
				59,958,481

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 2.6%
Diversified Healthcare Trust,
Gtd. Notes	4.375%	03/01/31		675	$512,391
Gtd. Notes	9.750	06/15/25		1,429	1,429,366
Sr. Unsec’d. Notes	4.750	02/15/28		1,900	1,624,579
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(a)	0.993	10/15/26	EUR	1,400	1,217,727
Gtd. Notes(a)	5.000	10/15/27		10,130	8,602,372
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30		4,040	4,132,552
Sr. Sec’d. Notes, 144A	4.875	05/15/29		8,500	8,157,621
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27		12,902	12,656,959
Gtd. Notes, 144A	6.500	04/01/32		4,645	4,718,920
Gtd. Notes, 144A	7.250	07/15/28		425	440,917

Sabra Health Care LP, Gtd. Notes	5.125	08/15/26		650	650,635
SBA Communications Corp., Sr. Unsec’d. Notes	3.875	02/15/27		33,534	32,622,302
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.375	01/15/27		11,075	10,786,218
Sr. Unsec’d. Notes, 144A(a)	7.250	04/01/29		4,625	4,763,254

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	10.500	02/15/28		26,579	28,244,907
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes, 144A	4.500	09/01/26		10,120	10,009,420
					130,570,140
Retail 3.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30		11,635	10,558,762
Sec’d. Notes, 144A	4.375	01/15/28		7,025	6,761,562
Sr. Sec’d. Notes, 144A(a)	3.875	01/15/28		6,732	6,420,645
Sr. Sec’d. Notes, 144A	6.125	06/15/29		4,210	4,278,412

Arko Corp., Gtd. Notes, 144A	5.125	11/15/29		8,450	7,787,830
BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27		6,750	6,604,992

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Brinker International, Inc., Gtd. Notes, 144A	8.250%	07/15/30		9,450	$10,046,676
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	12.000	12/01/28		26,175	27,878,488
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000	06/01/30		7,410	8,133,521
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes	11.000	11/30/28	EUR	2,400	2,806,052
Sr. Sec’d. Notes, 144A	12.000	11/30/28		3,300	3,671,250
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30		9,064	8,472,543
Sr. Sec’d. Notes, 144A	4.625	01/15/29		5,460	5,129,444

Gap, Inc. (The), Gtd. Notes, 144A	3.625	10/01/29		13,350	12,139,075
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29		9,513	8,984,478
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		10,775	9,979,881
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		12,485	12,744,077
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		4,008	3,986,883
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28		3,850	3,872,741
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	03/15/26		6,000	6,000,194
					166,257,506
Software 2.0%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26		66,801	65,047,474
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A	4.875	07/01/29		2,550	2,385,648
Sr. Sec’d. Notes, 144A	3.875	07/01/28		11,960	11,238,329

SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27		22,625	22,563,358
					101,234,809

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications 5.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes	2.250%	01/15/25	EUR	29,912	$31,155,910
Sr. Sec’d. Notes, 144A	2.250	01/15/25	EUR	200	208,317
Sr. Sec’d. Notes, 144A	5.000	01/15/28		2,425	1,927,875

Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.000	09/15/29		19,446	17,890,320
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A^	0.000	12/31/30		606	45,180
Sr. Sec’d. Notes, Series 3A14, 144A^	0.000	12/31/30		3	2,977
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		366	2,487

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%	10.942	05/25/27		31,032	30,178,375
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%	10.500	11/25/28		14,079	11,931,743
Frontier Communications Holdings LLC,
Sec’d. Notes	5.875	11/01/29		1,775	1,776,716
Sec’d. Notes, 144A	6.000	01/15/30		8,608	8,637,884
Sec’d. Notes, 144A	6.750	05/01/29		6,925	7,013,105
Sr. Sec’d. Notes, 144A	5.000	05/01/28		19,324	19,169,897
Sr. Sec’d. Notes, 144A	5.875	10/15/27		33,201	33,230,622
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26		34,239	34,625,901
Sr. Sec’d. Notes, 144A	7.000	10/15/28		13,401	13,567,842

Intelsat Jackson Holdings SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.500	03/15/30		6,850	6,344,813
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875	06/15/29		15,855	13,931,062
Sr. Sec’d. Notes, 144A	10.500	04/15/29		21,222	23,787,397
Sr. Sec’d. Notes, 144A	11.000	11/15/29		11,173	12,683,155

Lumen Technologies, Inc., Sr. Sec’d. Notes, 144A	10.000	10/15/32		1,977	1,973,053
Viasat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25		314	311,781

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Sec’d. Notes, 144A(a)	7.750%	08/15/28	3,450	$3,473,483
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.625	07/15/29	8,530	9,041,800
				282,911,695
Transportation 0.5%
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	6,345	6,574,817
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	625	647,733
Gtd. Notes, 144A(a)	7.125	02/01/32	2,130	2,219,365
Sr. Sec’d. Notes, 144A	6.250	06/01/28	14,875	15,078,187
				24,520,102

Total Corporate Bonds (cost $3,872,055,842)				3,882,524,062
Floating Rate and Other Loans 10.9%
Auto Parts & Equipment 0.7%
First Brands Group LLC,
First Lien 2021 Term Loan, 3 Month SOFR + 5.262%	9.847(c)	03/30/27	20,830	20,090,063
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%	13.347(c)	03/30/28	7,990	7,350,800
Tenneco, Inc.,
Term A Loan, 1 Month SOFR + 4.850%	9.414(c)	11/17/28	3,749	3,651,010
Term B Loan, 3 Month SOFR + 5.100%	9.662(c)	11/17/28	4,600	4,492,668
				35,584,541
Chemicals 0.7%
Consolidated Energy Finance SA (Switzerland), 2024 Incremental Term Loan, 3 Month SOFR + 4.500%	9.014(c)	11/15/30	16,452	15,847,110
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	9.435(c)	06/28/28	5,321	5,101,851

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Chemicals (cont’d.)
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 10.000%^	14.647%(c)	12/31/25	5,127	$5,127,405
Term Loan, 3 Month SOFR + 2.000%	14.656(c)	10/12/28	7,310	7,255,255
				33,331,621
Commercial Services 0.6%
Cimpress USA LLC (Ireland), 2024 Refinancing Tranche B-1 Term Loan, 1 Month SOFR + 3.000%	7.573(c)	05/17/28	6,967	6,997,470
Fly Funding II Sarl (Luxembourg), Term B Loan, 3 Month LIBOR + 1.750%	8.500(c)	08/11/25	1,363	1,337,222
Mavis Tire Express Services Topco Corp., Term Loan, 1 Month SOFR + 3.500%	8.073(c)	05/04/28	13,353	13,440,185
Trans Union LLC, Term B-7 Loan, 1 Month SOFR + 2.000%	6.573(c)	12/01/28	9,650	9,652,352
				31,427,229
Computers 1.0%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	7.906(c)	03/01/29	35,103	35,208,630
NCR Atleos Corp.,
Term A Loan, 3 Month SOFR + 2.750%^	7.335(c)	09/27/28	2,236	2,247,327
Term B Loan, 3 Month SOFR + 3.750%	8.397(c)	03/27/29	9,633	9,650,828
				47,106,785
Distribution/Wholesale 0.1%
Windsor Holdings III LLC, Facility 2024 September Dollar Refinancing Term B Loan, 1 Month SOFR + 3.500%	8.099(c)	08/01/30	4,069	4,093,465
Electric 0.0%
Heritage Power LLC, Term Loan, 3 Month SOFR + 7.000%^	11.604(c)	07/20/28	1,157	1,139,286

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Electronics 0.1%
Likewize Corp.,
Closing Date Term Loan, 3 Month SOFR + 5.750%	10.350%(c)	08/15/29	4,125	$4,021,875
Delayed Draw Term Loan, 2 Month SOFR + 5.750%	10.323(c)	08/15/29	375	365,625
				4,387,500
Entertainment 0.1%
Golden Entertainment, Inc., Term B-1 Loan, 3 Month SOFR + 2.250%	6.854(c)	05/26/30	4,848	4,838,425
Forest Products & Paper 0.1%
Glatfelter Corp., New Term Loan, 3 Month SOFR + 4.250%	8.764(c)	10/31/31	4,150	4,155,187
Insurance 1.5%
Acrisure LLC,
2024 Refinancing Term B Loan, 1 Month SOFR + 3.000%	7.599(c)	02/16/27	17,812	17,794,918
2024 Refinancing Term Loan, 1 Month SOFR + 3.250%	7.849(c)	11/06/30	20,526	20,509,035
Asurion LLC,
New B-08 Term Loan, 1 Month SOFR + 3.364%	7.937(c)	12/23/26	4,751	4,753,177
New B-09 Term Loan, 1 Month SOFR + 3.364%	7.937(c)	07/31/27	2,002	2,000,289
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.823(c)	09/19/30	31,235	31,224,880
				76,282,299
Internet 0.0%
Cablevision Lightpath LLC, Initial Term Loan, 1 Month SOFR + 3.364%	7.974(c)	11/30/27	338	338,782
Investment Companies 0.2%
Hurricane CleanCo Ltd. (United Kingdom), Facility A, 3 Month LIBOR + 6.250% (Cap N/A, Floor 0.000%)^	6.250(c)	10/31/29	7,875	10,020,424
Media 1.3%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	9.656(c)	10/31/27	5,111	4,412,482
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.109(c)	01/18/28	36,536	35,820,272

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Media (cont’d.)
Diamond Sports Group LLC,
Dip Term Loan	10.000%	12/31/24	1,315	$1,406,726
First Lien Term Loan, 1 Month SOFR + 10.100%	14.772(c)	05/25/26	188	160,543
Second Lien Term Loan	8.175	08/24/26(d)	1,542	7,712

Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.937(c)	09/25/26	16,552	14,403,664
Virgin Media Bristol LLC, Facility Q Advance, 1 Month SOFR + 3.364%	7.974(c)	01/31/29	10,725	10,637,859
				66,849,258
Metal Fabricate/Hardware 0.4%
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%^	11.104(c)	04/23/30	17,925	17,745,676
Packaging & Containers 0.5%
Trident TPI Holdings, Inc., Tranche B-7 Term Loan, 6 Month SOFR + 3.750%	8.188(c)	09/15/28	22,729	22,956,772
Pharmaceuticals 0.8%
Bausch Health Cos., Inc., Second Amendment Term Loan, 1 Month SOFR + 5.250%	10.706(c)	02/01/27	38,355	37,741,320
Retail 0.6%
Great Outdoors Group LLC, Term B-2 Loan, 1 Month SOFR + 3.864%	8.437(c)	03/06/28	4,433	4,446,376
LBM Acquisition LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.850%	8.423(c)	12/17/27	6,915	6,920,284
MI Windows and Doors LLC, 2024 Incremental Term Loan, 1 Month SOFR + 3.000%	7.573(c)	03/28/31	2,170	2,186,286
White Cap Buyer LLC, Tranche C Term Loan, 1 Month SOFR + 3.250%	7.823(c)	10/19/29	16,253	16,325,372
				29,878,318
Software 1.2%
athenahealth, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	7.823(c)	02/15/29	11,111	11,136,024

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Software (cont’d.)
BMC Software, 2031 New First Lien Dollar Term Loan, 3 Month SOFR + 3.750%	8.335%(c)	07/30/31	9,916	$9,979,270
Cotiviti, Inc., Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%	7.797(c)	05/01/31	19,846	19,879,344
Dun & Bradstreet Corporation (The), Incremental Term B-2, 1 Month SOFR + 2.250%	6.836(c)	01/18/29	9,388	9,411,304
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.937(c)	07/14/28	10,206	8,164,522
				58,570,464
Telecommunications 1.0%
Digicel International Finance Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	11.335(c)	05/25/27	10,988	10,493,239
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.133(c)	04/15/29	7,422	7,587,574
Term B-2, 1 Month SOFR + 6.560%	11.133(c)	04/15/30	7,863	8,031,062
MLN US HoldCo LLC,
3L Term B Loan, 3 Month SOFR + 9.350%^	13.935(c)	10/18/27	4	120
Initial Term Loan, 3 Month SOFR + 6.540%	11.125(c)	10/18/27	244	147,030
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.800%	11.385(c)	10/18/27	552	24,834

Viasat, Inc., Initial Term Loan, 1 Month SOFR + 4.500%	9.073(c)	03/02/29	6,661	5,817,878
Windstream Services LLC, 2024 Term Loan, 1 Month SOFR + 4.850%^	9.506(c)	10/01/31	1,575	1,586,813
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	9.702(c)	10/24/29	2,282	2,247,648
Second Out Term Loan, 1 Month SOFR + 1.614%	6.202(c)	10/24/31	9,161	7,351,495

Zegona Holdco Ltd., Facility B (USD), 6 Month SOFR + 4.250%^	9.415(c)	07/17/29	8,675	8,642,469
				51,930,162

Total Floating Rate and Other Loans (cost $540,016,478)				538,377,514
Sovereign Bonds 0.0%
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/40	125	62,640
Sr. Unsec’d. Notes, 144A	5.500(cc)	07/31/35	535	295,713

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ecuador Government International Bond (Ecuador), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.608%(s)	07/31/30	92	$49,653
Sr. Unsec’d. Notes, 144A	6.900	07/31/30	324	219,105

Total Sovereign Bonds (cost $883,758)				627,111
U.S. Treasury Obligations(k) 0.5%
U.S. Treasury Notes	3.500	09/30/26	1,887	1,864,149
U.S. Treasury Notes	4.125	10/31/26	9,165	9,154,618
U.S. Treasury Notes	4.875	05/31/26	14,134	14,259,329

Total U.S. Treasury Obligations (cost $25,240,216)				25,278,096

	Shares
Affiliated Exchange-Traded Funds 3.7%
PGIM AAA CLO ETF		759,000	38,989,830
PGIM Ultra Short Bond ETF		2,900,000	144,391,000

Total Affiliated Exchange-Traded Funds (cost $182,892,501)(wa)			183,380,830
Common Stocks 1.4%
Chemicals 0.4%
Cornerstone Chemical Co.*^	144,561	2,746,659
TPC Group, Inc.*^	319,092	11,168,220
Venator Materials PLC (original cost $43,833,355; purchased 12/21/23)*^(f)	26,944	7,274,880
		21,189,759
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	41,315	1,239,450
Gas Utilities 0.4%
Ferrellgas Partners LP (Class B Stock)^	100,126	16,589,787
Hotels, Restaurants & Leisure 0.1%
CEC Entertainment, Inc.*	366,068	5,002,868
Oil, Gas & Consumable Fuels 0.4%
Expand Energy Corp.	63,506	6,284,554

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Heritage Power LLC*^	217,638	$11,425,995
Heritage Power LLC*^	6,933	363,982
Heritage Power LLC*^	181,423	90,712
		18,165,243
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*^	475,786	1,194,223
Intelsat Emergence SA (Luxembourg)*	65,330	1,987,110
Xplore, Inc. (Canada)*	768,379	3,291,736
Xplore, Inc., CVR*^	41,149	4
		6,473,073

Total Common Stocks (cost $78,574,736)		68,660,180
Preferred Stocks 0.1%
Electronic Equipment, Instruments & Components 0.1%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	1,125	1,125,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	50,575	556,325

Total Preferred Stocks (cost $1,441,451)		1,681,325

Total Long-Term Investments (cost $4,850,389,361)		4,850,705,093

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 2.8%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.753%)(wa)	99,269,215	$99,269,215
PGIM Institutional Money Market Fund (7-day effective yield 4.848%) (cost $41,141,870; includes $40,882,681 of cash collateral for securities on loan)(b)(wa)	41,164,069	41,139,370

Total Short-Term Investments (cost $140,411,085)		140,408,585

TOTAL INVESTMENTS 100.7% (cost $4,990,800,446)		4,991,113,678
Liabilities in excess of other assets(z) (0.7)%		(33,806,607)

Net Assets 100.0%		$4,957,307,071

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
DB—Deutsche Bank AG
ETF—Exchange-Traded Fund
GSI—Goldman Sachs International
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MSI—Morgan Stanley & Co International PLC
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
UAG—UBS AG

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $101,773,656 and 2.1% of net assets.

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,039,546; cash collateral of $40,882,681 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $118,727,356. The aggregate value of $61,466,395 is 1.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded corporate bond commitment outstanding at November 30, 2024:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $3,881,432)^	3,940,540	$3,881,432	$—	$—
Unfunded loan commitment outstanding at November 30, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $1,782,797)^	1,802	$1,783,485	$688	$—

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Futures contracts outstanding at November 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,544	2 Year U.S. Treasury Notes	Mar. 2025	$318,232,876	$585,956
36	5 Year Euro-Bobl	Mar. 2025	4,532,443	(2,692)
6,669	5 Year U.S. Treasury Notes	Mar. 2025	717,594,804	4,893,407
42	20 Year U.S. Treasury Bonds	Mar. 2025	5,019,000	123,852
40	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	5,087,500	192,613
3	Euro Schatz Index	Dec. 2024	339,439	1,329
				5,794,465
Short Positions:
23	10 Year Euro-Bund	Dec. 2024	3,275,862	(28,822)
237	10 Year U.S. Treasury Notes	Mar. 2025	26,351,437	(331,059)
				(359,881)
				$5,434,584
Forward foreign currency exchange contracts outstanding at November 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/03/24	BARC	GBP	14,133	$17,691,719	$17,983,452	$291,733	$—
Euro,
Expiring 12/03/24	DB	EUR	6,255	6,628,171	6,611,357	—	(16,814)
Expiring 12/03/24	UAG	EUR	51,128	53,270,964	54,037,571	766,607	—
				$77,590,854	$78,632,380	1,058,340	(16,814)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/03/24	CITI	GBP	14,133	$18,369,504	$17,983,453	$386,051	$—
Expiring 01/10/25	BARC	GBP	14,133	17,690,137	17,982,138	—	(292,001)
Euro,
Expiring 12/03/24	SSB	EUR	57,383	62,208,887	60,648,928	1,559,959	—
Expiring 01/10/25	UAG	EUR	51,128	53,367,084	54,132,392	—	(765,308)
				$151,635,612	$150,746,911	1,946,010	(1,057,309)
						$3,004,350	$(1,074,123)

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Credit default swap agreement outstanding at November 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2024(4)	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	48,700	2.709%	$2,754,608	$4,806,086	$2,051,478
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	179,470	2.947%	13,940,329	17,220,328	3,279,999
					$16,694,937	$22,026,414	$5,331,477
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of November 30, 2024 (unaudited) (continued)
Total return swap agreements outstanding at November 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.590%	BARC	03/20/25	12,300	$486,469	$—	$486,469
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.590%	MSI	12/20/24	(22,250)	92,788	—	92,788
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.590%	GSI	12/20/24	(9,850)	191,334	—	191,334
					$770,591	$—	$770,591
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).